Expense Example - First Trust Preferred Securities and Income Fund	Mar. 01, 2021 USD ($)
A
Expense Example:
1 Year	$ 582
3 Years	861
5 Years	1,161
10 Years	2,011
C
Expense Example:
1 Year	310
3 Years	649
5 Years	1,114
10 Years	2,400
F
Expense Example:
1 Year	132
3 Years	486
5 Years	864
10 Years	1,925
I
Expense Example:
1 Year	107
3 Years	334
5 Years	579
10 Years	1,283
R3
Expense Example:
1 Year	168
3 Years	594
5 Years	1,045
10 Years	$ 2,299